Related Party Balances and Transactions (Details) - Schedule of Loan related parties	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Total Related Parties	¥ 42,421,345	$ 5,870,816	¥ 42,421,345
Current portion of related party loan
Related party loan – non-current	¥ 42,421,345		42,421,345	$ 5,870,816
Shanghai Junei Internet Co. [Member]
Related Party Transaction [Line Items]
Total Relationship	Under common control of Jie Zhao	Under common control of Jie Zhao
Total Nature	Loan	Loan
Total Related Parties	¥ 42,421,345	$ 5,870,816	¥ 42,421,345